Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income [Abstract]
Foreign currency translation	$ (26.4)	$ 239.5
Translation loss on net investment hedge, net of income taxes of $(16.4) and $(36.7), respectively	(24.5)	(60.6)
Translation loss on long-term intercompany loans	(73.4)	(73.6)
Unrealized gain on investments, net of income taxes of $3.7 and $1.6, respectively	16.7	11.5
Accumulated other comprehensive (loss) income	(155.2)	82.2
Translation loss on net investment hedge, taxes	(16.4)	(36.7)
Unrealized gain on investments, taxes	3.7	1.6
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	(52.1)	(39.7)
Defined benefit plan, taxes	(30.1)	(21.8)
Retiree Health Care Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	4.5	5.1
Defined benefit plan, taxes	$ 2.4	$ 2.7